[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

November 14, 2014

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Guggenheim Credit Allocation Fund Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 (File Nos. 333-198646 and 811-22715)

Ladies and Gentlemen:

On behalf of Guggenheim Credit Allocation Fund, we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 333-198646 and 811-22715) (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

A fee of $12,880.00 to cover the registration fee under the Securities Act was previously paid.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure